UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (C SHARE)
Issued by The Guardian Insurance & Annuity Company, Inc.
Separate Account R
The prospectus for the Guardian Investor ProFreedom Variable AnnuitySM (C Share), an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at: https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomc/?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-830-4147.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

i

SPECIAL TERMS USED IN THIS PROSPECTUS
Accumulation Period: The period between the issue date of the contract and the Annuity Commencement Date.
Accumulation Value: The sum of the values attributable to the variable investment options.
Annuity Commencement Date: The date on which annuity payments under the Basic Contract begin.
Annuity Payments: Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.
Basic Contract: The contract, excluding any optional benefit riders or endorsements.
Customer Service Office: Contact Center For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-800-830-4147.
Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.
Net Premium: A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.
Owner (Contract Owner): You (or your); the person(s) or entity designated as the owner in the contract.
Variable Investment Options: The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.
UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since April 25, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes since April 25, 2025.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
Fees, Expenses and Adjustments		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. There are no charges for early withdrawals of a portion or all of the Contract	Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses
Are There Transaction Charges?	No. There are no charges for other contract transactions.	Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the other options you have elected.
Contracts issued in conjunction with applications signed before May 1,
2017:
				Financial Information – Contract Costs and Expenses Expense tables – annual contract expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.70%
	Underlying Fund options (fund fees and expenses)[2]	0.50%	2.64%
	Optional benefits (if elected)[3]	0.25%	0.35%
1 As a percentage of the Accumulation Value in the Variable Investment
Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment
Options.
Contracts issued in conjunction with applications signed on or after
May 1, 2017:

	Annual Fee	Minimum	Maximum
	Base contract[1]	1.70%
	Investment options[2] (Portfolio Company fees and expenses)	0.50%	2.64%
	Optional benefit available for an additional charge[3]	0.25%	0.50%
1 As a percentage of the Accumulation Value in the Variable Investment
Options.
2 As a percentage of Fund net assets.
3 As a percentage of the Accumulation Value in the Variable Investment
Options.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $2,288	Highest Annual Cost $4,263
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of contract class, and fund
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits and
fund fees and expenses
●No sales charges
●No additional purchase payments,
transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract including loss of principal.	Principal Risks
Is this a Short-Term Investment?
No.
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the contract may result in taxes and tax penalties.
The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
●An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.
●Each investment option, including the fixed-rate option, has its own unique risks.
●You should review the prospectuses for the available funds before making an investment decision.
Principal Risks Appendix A: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, as the
Insurance Company. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-800-830-4147.
Principal Risks

Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●We reserve the right to remove or substitute the Variable Investment
Options that are available as investment options under the contract.
●We reserve the right to limit the frequency of transfers to not more than once every 30 days.
●You may only invest in up to 25 Variable Investment Options at any one time.
●The number of transfer you make among the Variable Investment
Options are limited to 15 per year, 5 per quarter and 3 per month.
●We reserve the right to discontinue the fixed-rate option at any time.
●The fixed-rate option may not be available in your state.
●There are limitations on the number and amount of transfers into and out of the fixed-rate option.
●We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional premium payments and/or transfers.
The Accumulation Period - Transfers - Variable investment options -Other Information - Distribution of the Contract

Restrictions	Location in Prospectus

●We may further limit transfer based on frequent trading.
●During the annuity period, if you have a variable annuity payout option your transfers among the Variable Investment Options are limited to once each month.
●The availability of investment options may vary depending on the broker/dealer through which the contract is sold.

Are There any Restrictions on Contract Optional Benefits?
●Withdrawals may reduce the value of an optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●Optional benefits are no longer available for new sales.
●The availability of contract benefits may vary depending on the broker/dealer through which the contract is sold.

Other Contract
Features
- Benefits
Under the
Contract
- Distributions
on death
- Enhanced
death benefit
riders
- Earnings
benefit rider
- Guaranteed
Lifetime
Withdrawal
Benefit
(GLWB)
Rider
Other
Information -
Distribution
of the
Contract

Taxes	Location in Prospectus
What Are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.
●You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Financial Information – Federal tax matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence
Your rights and responsibilities – Distribution

Conflicts of Interest		Location in Prospectus
Compensated?	your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.	of the contract
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Buying a contract – Tax Free “Section 1035” Exchanges

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Investment Options
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomc/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See Distribution of the Contract - Broker-Dealer Contract Variations.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.10%	13.21%	4.74%	5.25%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	0.80%	4.66%	22.06%	10.70%
To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunty (Class III)[1] ALPS Advisors, Inc.	0.95%	1.36%	6.30%	9.36%
The Fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
The Fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.91%	24.46%	10.01%	10.74%
The Fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	0.90%	21.34%	7.97%	11.89%
The Fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
The Fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
The Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.75%	7.54%	-0.49%	1.45%

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L.L.C.	1.31%	10.03%	4.88%	4.52%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[2] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.82%	7.07%	-0.12%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.95%	18.06%	14.36%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.97%	10.13%	10.63%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.14%	27.11%	5.79%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.15%	17.97%	2.78%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	0.97%	17.15%	13.66%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.98%	15.32%	12.14%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.09%	5.61%	9.55%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.08%	8.14%	6.98%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Guggenheim Investments	1.75%	1.25%	1.23%	1.62%
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.13%	8.69%	2.27%	4.91%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	25.15%	13.71%	21.48%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	15.72%	5.19%	5.93%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund Service Class American Century Investment Management, Inc..	0.72%	6.33%	0.62%	2.61%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Company	1.30%	32.90%	4.32%	7.21%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series Service Class formerly Macquarie VIP High Income Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited; Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited	0.97%	7.17%	3.73%	5.56%
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.16%	8.12%	2.91%	3.45%
Seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in companies of a size similar to those in the Russell 2000 Value Index.	Putnam VT Small Cap Value Fund (Class IB) Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investments Limited (PIL)	0.20%	5.27%	10.99%	9.13%
The Fund seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Virtus Investment Advisers, Inc. Westchester Capital Management, LLC	1.40%	8.63%	3.64%	4.37%
The Fund seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Current income and total return.	Victory Pioneer Bond VCT Portfolio (Class II) Victory Capital Management Inc.	1.12%	8.87%	0.51%	2.59%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%

1
This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.
2
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
Fixed Investment Options
The following is a list of fixed options currently available under the contract. We may change the features of the fed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See The accumulation period, fixed-rate option in the prospectus for more information.
Name	Term	Minimum Guaranteed Interest Rate
Fixed-rate option	1 year	1%
The fixed-rate option is not available while the Earnings Benefit Rider is in effect.

The Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026 contain additional important information about the Contract and are incorporated herein by reference. The Prospectus and SAI are available, without charge, upon request. For a free copy of the Prospectus or SAI, call us at 1-800-830-4147 or visit our website at www.GuardianLife.com.
Contract ID: C000139698